TD Asset Management USA Funds Inc.

399 Park Avenue

New York, New York 10022

March 5, 2018

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Company”)

Securities Act File Nos. 33-96132; and Investment Company Act File No. 811-9086

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Company hereby certifies that (i) the Prospectuses and Statement of Additional Information dated February 28, 2018 for the Investor Class shares, Premium Class shares, Class A shares, and Select Class shares, as applicable, of TD Money Market Portfolio, TD U.S. Government Portfolio, TD Municipal Portfolio, TD California Municipal Money Market Portfolio and TD New York Municipal Money Market Portfolio, and (ii) the Prospectuses and Statement of Additional Information dated February 28, 2018 for the Institutional Class shares, Institutional Service Class shares, and Commercial Class shares, as applicable, of TD Institutional U.S. Government Fund and TD Institutional Treasury Obligations Money Market Fund, do not differ from those contained in Post-Effective Amendment No. 81 to the Company’s Registration Statement on Form N-1A (the “Amendment”) electronically filed with the Securities and Exchange Commission on February 28, 2018. The Amendment became effective immediately upon filing.

Please do not hesitate to contact the undersigned at (610) 676-1125 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/James Bernstein

James Bernstein

Secretary

cc:	Michele R. Teichner – TD Asset Management USA Funds Inc.

Elliot J. Gluck – Willkie Farr & Gallagher LLP